Consolidated Statements of Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 3,205	$ 50
Issuance costs	$ 51